Label	Element	Value
Oberweis Small-Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE OBERWEIS FUNDS
(The “Trust”)

Oberweis Small-Cap Opportunities Fund

SUPPLEMENT DATED DECEMBER 7, 2021
TO PROSPECTUS, SUMMARY PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021

IMPORTANT NOTICE

Risk/Return [Heading]	rr_RiskReturnHeading	Oberweis Small-Cap Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

 The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of stated limits. Effective January 1, 2022, the expense limit will decrease from 1.30% to 1.00% for the Institutional Class shares and from 1.55% to 1.25% for the Investor Class shares and the fee table under the “Fees and Expenses of the Fund” section and the “Example” section of the Prospectus will be replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE For more information, please call The Oberweis Funds at 1-800-245-7311.
Oberweis Small-Cap Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,891
Oberweis Small-Cap Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,641

[1]	Expenses have been restated to reflect current fees.
[2]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.25% and 1.00% of average daily net assets excluding any interest, taxes, brokerage commissions and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the “expense limitation”), however, the adviser is not obligated to reimburse the Fund for any amounts in excess of fees paid to the adviser. The contractual arrangement continues in force until April 30, 2022. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the reimbursement.